Investment Property - Summary of Changes in Investment Property (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 653,731
Ending balance	724,745		$ 653,731
Rented properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	138,813
Ending balance	137,008		138,813
Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	514,918
Ending balance	587,737		514,918
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 697,548		$ 2,060,961
Total life estimated in years	0 years	0 years	0 years
Increases	$ 318,745		$ 955,005
Decrease	238,273		2,318,418
Ending balance			697,548
Cost [member] | Rented properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 161,755		$ 0
Total life estimated in years	50 years	50 years	50 years
Increases	$ 3		$ 161,755
Decrease		$ 0	0
Ending balance			161,755
Cost [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 535,793		$ 2,060,961
Total life estimated in years	50 years	50 years	50 years
Increases	$ 318,742		$ 793,250
Decrease	238,273		2,318,418
Ending balance			535,793
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	43,817		107,082
Decrease	1		75,805
Depreciation for the fiscal year	9,267		12,540
Ending balance	53,275		43,817
Accumulated depreciation and amortisation [member] | Rented properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	22,942		22,751
Decrease	1		0
Depreciation for the fiscal year	1,809		191
Ending balance	24,750		22,942
Accumulated depreciation and amortisation [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	20,875		84,331
Decrease	0		75,805
Depreciation for the fiscal year	7,458		12,349
Ending balance	$ 28,525		$ 20,875